Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses - Asbestos (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gross
Provision for asbestos claims and loss adjustment expenses - January 1	$ 1,347.7	$ 1,381.0
Losses and loss adjustment expenses incurred	153.0	219.9
Losses and loss adjustment expenses paid	(208.6)	(253.2)
Provision for asbestos claims and loss adjustment expenses - December 31	1,292.1	1,347.7
Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,065.5	1,043.8
Losses and loss adjustment expenses incurred	141.8	218.7
Losses and loss adjustment expenses paid	(174.0)	(197.0)
Provision for asbestos claims and loss adjustment expenses - December 31	$ 1,033.3	$ 1,065.5